Deconsolidation of subsidiary - Gain on the Disposal (Details) - CAD ($)		3 Months Ended	9 Months Ended
	Apr. 25, 2024	May 31, 2024	May 31, 2024	Aug. 31, 2023
Less: EB Rental, Ltd. net assets at disposal
- EB Rental Ltd. share capital at disposal		$ 52,494,758	$ 52,494,758	$ 50,395,717
Deficit		(61,956,734)	(61,956,734)	(51,548,737)
Goodwill		4,430,182	4,430,182	$ 9,680,941
Total gain on deconsolidation date		$ 175,589	$ 175,589
EB Rental, Ltd.
Deconsolidation of subsidiary
Consideration for disposal of subsidiary	$ 1,089,302
Less: EB Rental, Ltd. net assets at disposal
- EB Rental Ltd. share capital at disposal	100
Deficit	(165,427)
Net assets at disposal	(165,327)
Goodwill	1,079,040
Total gain on deconsolidation date	$ 175,589